COMMITMENT AND CONTINGENCY (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENT AND CONTINGENCY [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements	Future minimum lease payments under non-cancelable operating leases agreements are as follows:
Year ending

2014	$2,834,637
2015	1,264,563
2016	404,864
2017	46,584

Future Minimum Purchase Obligations Payments Under Non-Cancelable Purchase Agreements

The Company entered into a series of agreements with content providers to develop WVAS, mobile games and internet games. The future minimum purchase obligations payments under non-cancelable purchase agreements are approximately as follows:

Year ending

2014	$14,785,011
2015	655,770
2016	78,465
2017	27,924
2018 and thereafter	3,795